Deferred income tax - Deferred tax asset related to tax losses carryforward (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Expiration date, December 31, 2026
Deferred income tax
Deferred tax asset that shall expire	$ 1,150	$ 2,028
Expiration date, December 31, 2028
Deferred income tax
Deferred tax asset that shall expire	13,343	47,070
Expiration date, December 31, 2030
Deferred income tax
Deferred tax asset that shall expire		269
Tax loss carry forwards
Deferred income tax
Deferred tax asset that do not expire	11,300	9,500
Deferred tax asset that shall expire	$ 14,500	$ 49,300